Document and Entity Information - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 31, 2021	Jun. 30, 2020
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Entity File Number	001-14157
Entity Registrant Name	TELEPHONE AND DATA SYSTEMS, INC.
Entity Central Index Key	0001051512
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2669023
Entity Address, Address Line One	30 North LaSalle Street, Suite 4000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	(312)
Local Phone Number	630-1900
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Common Shares
Title of 12(b) Security	Common Shares, $.01 par value
Trading Symbol	TDS
Security Exchange Name	NYSE
Entity Public Float			$ 1,000
Share Price			$ 19.88
Entity Common Stock, Shares Outstanding		107,084,600
6.625% Senior Notes
Title of 12(b) Security	6.625% Senior Notes due 2045
Trading Symbol	TDI
Security Exchange Name	NYSE
6.875% Senior Notes
Title of 12(b) Security	6.875% Senior Notes due 2059
Trading Symbol	TDE
Security Exchange Name	NYSE
7.0% Senior Notes
Title of 12(b) Security	7.000% Senior Notes due 2060
Trading Symbol	TDJ
Security Exchange Name	NYSE
5.875% Senior Notes
Title of 12(b) Security	5.875% Senior Notes due 2061
Trading Symbol	TDA
Security Exchange Name	NYSE
Series A Common Shares
Entity Common Stock, Shares Outstanding		7,281,200
Series A Common Shares | Maximum
Entity Public Float			$ 1